Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense, Net	$ 8,402	$ 7,800	$ 7,476
2014	9,119
2015	9,176
2016	8,468
2017	7,537
Thereafter	46,499
Total	$ 80,799